Note 23 - Discontinued Operations (Details Textual) - DenseLight [member] - USD ($)					2 Months Ended		4 Months Ended	7 Months Ended
	Mar. 30, 2020	Feb. 14, 2020	Nov. 08, 2019	Jan. 01, 2019	May 31, 2020	Mar. 30, 2020	May 31, 2020	May 31, 2020
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary, sold				100.00%
Cash flows from losing control of subsidiaries or other businesses			$ 8,000,000
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			8,707,280
Cash received in excess of proceeds from sale of discontinued operations			$ 2,000,000
Disposal of major subsidiary [member]
Statement Line Items [Line Items]
Cash flows from losing control of subsidiaries or other businesses	$ 8,250,000	$ 4,750,000			$ 5,000,000	$ 13,000,000	$ 18,000,000	$ 26,000,000